CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Common shares CNY (¥) shares	Common shares USD ($) shares	Treasury Stock CNY (¥) shares	Treasury Stock USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Other Comprehensive Income USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Noncontrolling Interests CNY (¥)	Noncontrolling Interests USD ($)	CNY (¥) shares	USD ($) shares
Balance at the Beginning at Dec. 31, 2021	¥ 49				¥ 1,021,961		¥ 12,451		¥ (819,018)				¥ 215,443
Balance at the Beginning (in Shares) at Dec. 31, 2021 | shares	79,036,462	79,036,462
Net (loss)/income									(106,964)				(106,964)
Translation adjustments							5,853						5,853
Exercise and vesting of share-based awards	¥ 1				173								174
Exercise and vesting of share-based awards (in shares) | shares	878,011,000	878,011,000
Repurchase of common shares			¥ (1,689)										(1,689)
Repurchase of common shares (in shares) | shares	(182,313)	(182,313)	182,313	182,313
Share-based compensation (Note 13)					15,515								15,515
Adjustment of redeemable noncontrolling interests to redemption value (Note 17)					(642)								(642)
Balance at the End at Dec. 31, 2022	¥ 50		¥ (1,689)		1,037,007		18,304		(925,982)				127,690
Balance at the End (in Shares) at Dec. 31, 2022 | shares	79,732,160	79,732,160
Balance at the End, Treasury shares (in Shares) at Dec. 31, 2022 | shares			182,313	182,313
Net (loss)/income									(62,098)		¥ (528)		(62,098)
Net loss													(62,626)
Translation adjustments							919						919
Exercise and vesting of share-based awards			¥ 2,945		(2,993)								48
Exercise and vesting of share-based awards (in shares) | shares	806,273	806,273	(459,463)	(459,463)
Repurchase of common shares			¥ (3,709)										(3,709)
Repurchase of common shares (in shares) | shares	(1,706,491)	(1,706,491)	1,706,491	1,706,491
Share-based compensation (Note 13)					11,574								11,574
Adjustment of redeemable noncontrolling interests to redemption value (Note 17)					(191)								(191)
Reclassification to permanent equity (Note 17)											30,701		30,701
Balance at the End (ASC 2016) at Dec. 31, 2023									(589)				(589)
Balance at the End at Dec. 31, 2023	¥ 50		¥ (2,453)		1,045,397		19,223		(988,669)		30,173		103,721
Balance at the End (in Shares) at Dec. 31, 2023 | shares	78,831,942	78,831,942
Balance at the End, Treasury shares (in Shares) at Dec. 31, 2023 | shares			1,429,341	1,429,341
Net (loss)/income									(7,046)		277		(7,046)	$ (965)
Net loss													(6,769)
Acquisition of noncontrolling interest					(1,026)						1,026
Translation adjustments							817						817	$ 112
Exercise and vesting of share-based awards			¥ 4,189		(3,375)								¥ 814
Exercise and vesting of share-based awards (in shares) | shares	2,425,294	2,425,294	(2,201,973)	(2,201,973)									1,409,280	1,409,280
Repurchase of common shares			¥ (3,410)										¥ (3,410)
Repurchase of common shares (in shares) | shares	(1,215,547)	(1,215,547)	1,215,547	1,215,547
Share-based compensation (Note 13)					4,225								4,225
Balance at the End at Dec. 31, 2024	¥ 50	$ 7	¥ (1,674)	$ (229)	¥ 1,045,221	$ 143,195	¥ 20,040	$ 2,745	¥ (995,715)	$ (136,412)	¥ 31,476	$ 4,312	¥ 99,398	$ 13,618
Balance at the End (in Shares) at Dec. 31, 2024 | shares	80,041,689	80,041,689
Balance at the End, Treasury shares (in Shares) at Dec. 31, 2024 | shares			442,915	442,915